QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-21958
Investment Company Act file number

 DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224
(Name and address of agent for service)

 (800) 653-2839
Registrant's telephone number, including area code:

   Date of fiscal year end: Last day of February

     Date of reporting period: 05/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2011 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value

	COMMON STOCKS		96.90%

	AEROSPACE/DEFENSE		2.52%
39,566	General Dynamics Corporation			$ 2,936,589

	BANKS		2.97%
123,187	SunTrust Banks, Inc.			3,465,250
	COMPUTERS		5.17%
18,249	International Business Machines Corporation			3,082,804
52,627	Teradata Corporation			2,935,534
				6,018,338
	DIVERSIFIED FINANCIAL SERVICES		9.52%
219,750	Fifth Third Bancorp			2,869,935
30,923	Franklin Resources, Inc.			4,007,002
97,324	JPMorgan Chase & Co.			4,208,290
				11,085,227
	FOOD		2.80%
59,365	H.J. Heinz Company			3,260,326

	HEALTHCARE		10.95%
57,580	Baxter International Inc.			3,427,162
53,776	Express Scripts, Inc.			3,202,899
108,640	Pharmaceutical Product Development, Inc.			3,134,264
47,915	Stryker Corp.			2,989,896
				12,754,221
	INSURANCE		5.98%
56,222	ACE Limited			3,869,198
128,320	Protective Life Corp.			3,097,645
				6,966,843
	MEDIA		9.23%
77,434	The DIRECTV Group, Inc. Class A			3,891,833
61,281	Omnicom Group, Inc.			2,866,112
79,326	Viacom, Inc."B"			3,998,824
				10,756,769
	MISCELLANEOUS MANUFACTURING		12.77%
34,597	3M Company			3,265,265
34,277	Becton, Dickinson and Co.			3,000,951
30,445	Clearwater Paper Corp.			2,103,445
78,740	Mueller Industries, Inc.			2,927,553
79,710	Silgan Holdings, Inc.			3,578,182
				14,875,396
	OIL & GAS SERVICES		14.86%
72,950	Canadian Natural Resources Ltd.			3,181,350
36,290	Devon Energy Corp.			3,050,900
123,010	Piedmont Natural Gas Co. Inc.			3,871,125
37,517	Pioneer Natural Resources Co.			3,444,811
133,480	Vectren Corp.			3,766,806
.				17,314,992
	REAL ESTATE INVESTMENT TRUST		3.51%
49,411	Alexandria Real Estate Equities, Inc.			4,078,384

	RETAIL		5.32%
134,220	Safeway Inc.			3,315,234
52,260	Wal-Mart Stores, Inc.			2,885,797
				6,201,031
	TELECOMMUNICATIONS		3.90%
143,880	AT&T Inc.			4,540,853

	TRANSPORTATION		7.40%
61,382	Tidewater Inc.			3,354,526
35,980	United Parcel Service, Inc. "B"			2,644,170
42,710	Visteon Corp.			2,617,696
				8,616,392

	TOTAL COMMON STOCKS		96.90%	112,870,611

	INVESTMENT COMPANIES		3.10%
3,612,906	WFA Treasury Plus Money Market Fund 0.1%*			3,612,906

	TOTAL INVESTMENTS		100.00%	$ 116,483,517

*Effective 7 day yield as of May 31, 2011

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Level 1	Level 2		Level 3
				Significant
		Other Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Common Stocks	$112,870,611	-		-	$112,870,611
Investment Companies	3,612,906	-		-	3,612,906
	$116,483,517	-		-	$116,483,517

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2011.

At May 31, 2011 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $97,251,748 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation			$ 17,261,580
	Gross unrealized depreciation			(1,446,711)
	Net unrealized appreciation (depreciation)			$ 15,814,869

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2011 (unaudited)
Number of Shares	Security Description		% of Total Investments		Fair Value
	COMMON STOCKS		97.10%

	BANKS		13.64%
740	Brookline Bancorp, Inc.				$ 6,460
375	Colony Financial Inc.				6,919
224	Community Trust Bancorp, Inc.				6,155
1,030	First Commonwealth Financial Corp.				6,026
300	National Penn Banchsares, Inc.				2,265
777	Old National Bancorp				8,392
573	Provident Financial Services				8,188
343	United Financial Bancorp, Inc.				5,484
256	Webster Financial Corp.				5,340
276	WesBanco, Inc.				5,468
					60,697
	CHEMICALS		4.28%
133	Ashland Inc.				9,089
655	PolyOne Corp.				9,976
					19,065
	COMMERCIAL SERVICES		1.90%
169	Steiner Leisure Ltd.				8,450

	COMPUTERS/SOFTWARE/DATA		2.16%
139	Lawson Software, Inc.				1,547
370	Sykes Enterprise, Inc.				8,003
					9,550
	DIVERSIFIED REAL ESTATE INVESTMENTS		15.06%
316	American Assets Trust Inc.				7,085
401	BioMed Realty Trust, Inc.				8,216
444	CBL & Associates Properties, Inc.				8,543
379	Colonial Properties Trust				7,997
834	Cousins Properties, Inc.				7,314
240	Gaylord Entertainment Co.				7,740
1,250	Hersha Hospitality Trust				7,525
212	Mack-Cali Realty Corp.				7,496
121	Post Properties, Inc.				5,094
					67,010
	HEALTHCARE		4.25%
77	Bio-Rad Laboratories, Inc.				9,581
182	Integra LifeSciences Holding				9,335
					18,916
	INSURANCE		6.83%
200	Alterra Capital Holdings Ltd.				4,551
540	First American Financial Corp.				8,683
320	Horace Mann Educators Corp.				5,222
130	Platinum Underwriters Holdings, Ltd.				4,438
310	Protective Life Corp.				7,483
					30,377
	METAL		0.000%
170	L. B. Foster Company Class A				6,164

	MISCELLANEOUS MANUFACTURING		14.98%
330	Beacon Roofing Supply, Inc.				7,230
202	Bemis Company, Inc.				6,690
146	Brady Corp. Class A				5,033
88	Clearwater Paper Corp.				6,080
730	GT Solar International Inc.				9,315
302	Herman Miller, Inc.				7,580
181	Mueller Industries, Inc.				6,730
56	NACCO Industries, Inc. Class A				5,477
510	Photronics, Inc.				5,120
67	Polaris Industries Inc.				7,393
					66,648
	OIL & GAS SERVICES		11.98%
213	Atmos Energy Corp.				7,104
134	Berry Petroleum Co. Class A				7,023
1,070	Cal Dive International, Inc.				6,966
350	Goodrich Petroleum Corp.				7,158
122	Nicor Inc.				6,705
140	Petroleum Development Corp.				5,089
210	Piedmont Natural Gas Co., Inc.				6,609
170	Swift Energy Co.*				6,669
.					53,323
	RESEARCH		1.93%
341	Parexel International Corp.				8,583

	RETAIL		8.26%
450	Chico's FAS, Inc.				6,786
191	Genesco Inc.				8,593
214	Papa John's International, Inc.				7,090
120	Snap-on Inc.				7,238
175	Weis Markets, Inc.				7,030
					36,737
	SEMICONDUCTOR		1.747%
1,180	Lattice Semiconductor Corp.				7,776

	STEEL		1.68%
145	Reliance Steel & Aluminum Co.				7,469

	TECHNOLOGY		2.16%
142	Anixter International Inc.				9,612

	TRANSPORTATION		3.33%
460	Heartland Express, Inc.				7,645
286	Werner Enterprises, Inc.				7,173
					14,818
	UNIFORMS		1.36%
113	UniFirst Corp.				6,059

	UTILITIES		1.57%
154	Pinnacle West Capital Corp.				6,970

	TOTAL COMMON STOCKS		98.47%		438,224

	INVESTMENT COMPANIES		1.53%
6,800	WFA Treasury Plus Money Market Fund 0.1%*				6,800

	TOTAL INVESTMENTS		100.00%		$ 445,024

*Effective 7 day yield as of May 31, 2011

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$438,224	-	-	$438,224
Investment Companies	6,800	-	-	6,800
	$445,024	-	-	$445,024
Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2011.

At May 31, 2011 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $405,575 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation		$ 39,797
	Gross unrealized depreciation		(12,095)
	Net unrealized appreciation (depreciation)		$ 27,702

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:  /s/ Jeffrey C. Baker
         Jeffrey C. Baker
         Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Jeffrey C. Baker
        Jeffrey C. Baker
        Principal Executive Officer

Date: July 29, 2011

By: /s/ Thomas F. Gibson
        Thomas F. Gibson
        Principal Financial Officer

Date: July 29, 2011